Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38%		September 15, 2016
Class A-2a Notes	$273,400,000.00	0.95%		August 15, 2018
Class A-2b Notes	$100,000,000.00	2.43325%	*	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.41%		February 15, 2020
Class A-4 Notes	$105,720,000.00	1.74%		February 15, 2021
Class B Notes	$31,570,000.00	2.01%		March 15, 2021
Class C Notes	$21,040,000.00	2.26%		March 15, 2022
Total	$1,052,130,000.00
		* One-month LIBOR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$679,362.02

Principal:
Principal Collections	$10,145,291.79
Prepayments in Full	$4,178,561.31
Liquidation Proceeds	$209,427.74
Recoveries	$46,510.89
Sub Total	$14,579,791.73
Collections	$15,259,153.75

Purchase Amounts:
Purchase Amounts Related to Principal	$197,356.95
Purchase Amounts Related to Interest	$1,100.32
Sub Total	$198,457.27

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,457,611.02

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	34
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,457,611.02
Servicing Fee	$219,858.17	$219,858.17	$0.00	$0.00	$15,237,752.85
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,237,752.85
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$15,237,752.85
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$15,237,752.85
Interest - Class A-3 Notes	$80,856.94	$80,856.94	$0.00	$0.00	$15,156,895.91
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$15,003,601.91
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,003,601.91
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$14,950,722.16
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,950,722.16
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$14,911,096.83
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,911,096.83
Regular Principal Payment	$13,897,102.25	$13,897,102.25	$0.00	$0.00	$1,013,994.58
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,013,994.58
Residual Released to Depositor	$0.00	$1,013,994.58	$0.00	$0.00	$0.00
Total		$15,457,611.02

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$13,897,102.25
Total					$13,897,102.25
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$13,897,102.25	$46.32	$80,856.94	$0.27	$13,977,959.19	$46.59
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$13,897,102.25	$13.21	$326,656.02	$0.31	$14,223,758.27	$13.52

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$68,814,420.05	0.2293814	$54,917,317.80	0.1830577
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$227,144,420.05	0.2158901	$213,247,317.80	0.2026815

Pool Information
Weighted Average APR	3.151%	3.152%
Weighted Average Remaining Term	29.83	29.03
Number of Receivables Outstanding	21,894	21,265
Pool Balance	$263,829,799.82	$248,914,179.73
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$248,186,975.04	$234,289,872.79
Pool Factor	0.2346572	0.2213909

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$5,621,599.30
Yield Supplement Overcollateralization Amount	$14,624,306.94
Targeted Overcollateralization Amount	$35,666,861.93
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$35,666,861.93

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		69	$184,982.30
(Recoveries)		88	$46,510.89
Net Loss for Current Collection Period			$138,471.41
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6298%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8281%
Second Prior Collection Period			0.3444%
Prior Collection Period			0.0738%
Current Collection Period			0.6481%
Four Month Average (Current and Prior Three Collection Periods)			0.4736%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,854	$9,903,217.43
(Cumulative Recoveries)			$1,332,172.23
Cumulative Net Loss for All Collection Periods			$8,571,045.20
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7623%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,469.94
Average Net Loss for Receivables that have experienced a Realized Loss			$3,003.17

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.83%	299	$4,560,839.94
61-90 Days Delinquent	0.16%	24	$397,929.82
91-120 Days Delinquent	0.06%	7	$150,226.19
Over 120 Days Delinquent	0.12%	18	$299,080.10
Total Delinquent Receivables	2.17%	348	$5,408,076.05

Repossession Inventory:
Repossessed in the Current Collection Period		22	$368,211.37
Total Repossessed Inventory		30	$500,126.94

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2742%
Prior Collection Period			0.2649%
Current Collection Period			0.2304%
Three Month Average			0.2565%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3404%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	34

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer